LOSS ON DISPOSAL OF A SUBSIDIARY (Details Narrative) - Zhengxinhui Education Technology Co Ltd [Member] - USD ($)		1 Months Ended
	Jun. 28, 2021	Jun. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest		100.00%
Cash consideration	$ 310	$ 310
Net Assets	42,656	42,656
Loss on disposal	$ 42,346	$ 42,346